EARNINGS PER SHARE (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	6 Months Ended
	Aug. 01, 2016	Jul. 31, 2017 shares	Feb. 29, 2016 shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2016 $ / shares	Jan. 08, 2016 $ / shares
Earnings Per Share [Abstract]
Net loss | $					$ (29,840)	$ (107,452)
Weighted average number of shares outstanding - basic					114,134,000	84,405,000
Impact of share options & restricted stock units					0	2,000
Weighted average number of shares outstanding - diluted					114,134,000	84,407,000
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Reverse share split, conversion ratio	0.2
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.05	$ 0.05		$ 0.05	$ 0.01
Stock Compensation Plan
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share					84,000	88,000
Convertible Debt
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share					2,268,860	2,268,860
Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock Issued During Period, Shares, New Issues					23,557,800	71,430,612
Private Placement [Member] | Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock Issued During Period, Shares, New Issues			8,607,800	17,800,000
Quintana Shipping Ltd [Domain] | Private Placement [Member] | Common Stock | Subsequent Event
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock Issued During Period, Shares, New Issues		2,850,000